================================================================================

                                 United States
                      Securities and Exchange Commission
                            Washington, D.C. 20594

                                  Form 13F-NT

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    S & T Bancorp, Inc.
Address: 800 Philadelphia St.
         Indiana, PA 15701

Form 13F File Number: 028-04093

The institutional investment manager filing this report and The person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mark Kochvar
Title:   Sr. Executive Vice President &
         Chief Financial Officer
Phone:   724-465-4826

Signature, Place, and Date of Signing:

/s/ Mark Kochvar
Indiana, PA

_______________
July 31, 2012

Report Type

[_] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name
028-06460                      S & T Bank

================================================================================